20. Provision, Contingencies, and Commitments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfEscrowDepositsLineItems [Line Items]
Total non-current assets	R$ 822,660	R$ 778,770
Tax matters
SummaryOfEscrowDepositsLineItems [Line Items]
Total non-current assets	659,062	643,423
Labor litigation
SummaryOfEscrowDepositsLineItems [Line Items]
Total non-current assets	71,074	70,392
Civil and other
SummaryOfEscrowDepositsLineItems [Line Items]
Total non-current assets	R$ 92,524	R$ 64,955